Accounts payable, and accrued liabilities	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable, and accrued liabilities	Accounts payable and accrued liabilities

	2022	2021
	$	$

Trade	39,245	22,085
Accrued compensation and benefits	25,238	20,409
Accrued payroll taxes on share-based compensation	3,594	5,689
Acquisition-related payables	5,527	13,792
Other	4,703	3,077

Total accounts payable and accrued liabilities	78,307	65,052